Commitments and Contingencies (Detail) - USD ($)		1 Months Ended		9 Months Ended
	Apr. 06, 2017	Apr. 18, 2017	Dec. 31, 2016	Sep. 30, 2017
Commitments and Contingencies (Textual)
Sale of stock price	$ 3.36		$ 3.36
Business combination cost			$ 6,037,500	$ 6,037,500
Business combination, description			The Company has agreed to sell the underwriter (and/or its designees), for $100, an option to purchase up to 1,125,000 Units exercisable at $10.00 per Unit (or an aggregate exercise price of $11,250,000) commencing on the later of the first anniversary of the effective date of the registration statement related to the Proposed Offering and the consummation of a Business Combination.
Option to purchase	1,125,000		1,125,000
Estimated fair value of option purchase, description	The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to stockholders' equity. The Company estimated the fair value of this unit purchase option to be approximately $3,782,546 (or $3.36 per Unit) using the Black-Scholes option-pricing model.		The Company intends to account for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Proposed Offering resulting in a charge directly to stockholders' equity. The Company estimates that the fair value of this unit purchase option is approximately $3,782,546 (or $3.36 per Unit) using the Black-Scholes option-pricing model.
Expected life	5 years		5 years
Expected volatility	35.00%		35.00%
Risk-free interest rate	1.81%		1.81%
Underwriters Agreement [Member]
Commitments and Contingencies (Textual)
Underwriters agreement, description		The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days pursuant to Rule 5110(g)(1) of FINRA's NASD Conduct Rules. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the date of the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the Initial Public Offering except to any underwriter and selected dealer participating in the Proposed Offering and their bona fide officers or partners.	The Company will grant the underwriters a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.	The Company granted the underwriters a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions. On April 18, 2017, the underwriters elected to exercise their over-allotment option in full to purchase 2,250,000 Units at a purchase price of $10.00 per Unit.
Gross proceeds of initial public offering		$ 3,450,000	$ 3,450,000
Gross proceeds of initial public offering, description		The underwriters were paid a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering, or $3,450,000.	The underwriters will be entitled to a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Proposed Offering, or $3,000,000 (or up to $3,450,000 if the underwriters' over-allotment is exercised in full).
Issued the underwriter shares		22,500	150,000	150,000
Issued the underwriter shares, value		$ 1,725,000	$ 1,500,000
Sale of stock price			$ 10.00
Business combination, description	The Company sold to the underwriter (and/or its designees), for $100, an option to purchase up to 1,125,000 Units exercisable at $10.00 per Unit (or an aggregate exercise price of $11,250,000) commencing on the later of the first anniversary of the effective date of the registration statement related to the Initial Public Offering and the consummation of a Business Combination.		The Company will have the right to pay up to 25% of such amount to EBC in shares of restricted stock (valued at $10.10 per share) or to another FINRA member firm retained by the Company to assist the Company in connection with a Business Combination.	The Company will have the right to pay up to 25% of such amount to EBC in shares of restricted stock (valued at $10.10 per share) or to another FINRA member firm retained by the Company to assist the Company in connection with a Business Combination.
IPO Plus Over-allotment option [Member]
Commitments and Contingencies (Textual)
Gross proceeds of initial public offering		$ 67,500
Sale of stock price		$ 10.00
IPO Plus Over-allotment option [Member] | Underwriters Agreement [Member]
Commitments and Contingencies (Textual)
Issued the underwriter shares			172,500
Issued the underwriter shares, value			$ 1,725,000